Supplementary information on oil and gas activities (unaudited) - Summary of estimated oil and natural gas proved reserves and technical volumes (Detail) - Proved Reserves [Member]		Dec. 31, 2023 Bcf MMBbls bbl		Dec. 31, 2022 MMBbls	Dec. 31, 2022 Bcf	Dec. 31, 2022 bbl	[3]	Dec. 31, 2021 MMBbls		Dec. 31, 2021 Bcf	Dec. 31, 2021 bbl	[3]	Dec. 31, 2020 MMBbls		Dec. 31, 2020 Bcf	Dec. 31, 2020 bbl	[6]
Mexico [member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed	[1]	1.8		0.2				0.3					0.2
Proved Undeveloped	[1]	5.5		2.7				3					0
Total proved reserves (developed and undeveloped)	[1]	7.3		2.9				3.3					0.2
Mexico [member] | Consumption plus Natural gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed | Bcf		4.5			0.1					0.2					0.7
Proved Undeveloped | Bcf		11.4			5.9					6					0
Total proved reserves (developed and undeveloped) | Bcf		15.9			6					6.2					0.7
Mexico [member] | Consumption plus Natural gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed		0.8		0				0					0.1
Proved Undeveloped		2		1.1				1.1					0
Total proved reserves (developed and undeveloped)		2.8		1.1				1.1					0.1
Argentina [Member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed	[1]	71		68.3				48.2					37.6
Proved Undeveloped	[1]	191.3		136.8				95.1					61.8
Total proved reserves (developed and undeveloped)		262.3	[1],[2],[3]	205.1		205.1		143.3	[1]		143.3	[2]	99.4	[1]
Argentina [Member] | Consumption plus Natural gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed | Bcf		85.5			99.2					90.8					86.1
Proved Undeveloped | Bcf		173.3			139.7					99.4					73.9
Total proved reserves (developed and undeveloped)		258.8	[3],[4]			238.9	[4],[5]			190.2	190.2	[5],[6]			160	160
Argentina [Member] | Consumption plus Natural gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed		15.2		17.7				16.2					15.3
Proved Undeveloped		30.9		24.8				17.7					13.1
Total proved reserves (developed and undeveloped)		46.1	[3]	42.5		42.5		33.9			33.9		28.4

[1]	It refers to crude oil, condensate, and LNG.
[2]	It refers to Crude oil, condensate, and LPG.
[3]	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations that appear in this note may not sum due to rounding.
[4]	Natural gas internal consumption stood at 15.6% as of December 31, 2023.
[5]	Natural gas internal consumption stood at 11.1% as of December 31, 2022.
[6]	Natural gas consumption stood at 12.9% as of December 31, 2021.